Meeder
    Advisor Funds

    The Institutional Fund
    2002 Semi-Annual Report
    June 30, 2002

                               [Graphic]

                                Meeder
                                    Advisor Funds

                                    6000 Memorial Drive, Dublin Ohio, 43017

                                    Call Toll Free 800-494-3539

                                    Local 614-766-7074 Fax 614-766-6669

                                    Distributed by Adviser Dealer Services, Inc.

Meeder
Advisor Funds

The Institutional Fund

------------------------------------------------------------------------------------------------------------------------------
Performance Perspective
Period & Average Annual Total Returns            3           Year-              1              5               Since
as of June 30, 2002                         Months         to-Date           year          years           Inception
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
The Institutional Fund                       0.44%          0.91%           2.52%          4.99%            5.19%/1/
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Average Institutional Money Market Fund      0.38%          0.79%           2.19%          4.71%                n/a
------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Current & Effective Yields*                  7-day simple yield: 1.82%  7-day compound yield: 1.84%
-------------------------------------------------------------------------------------------------------------------------------

/1/ Inception Date: 6/15/94

 * Yield quotations more closely reflect the current earnings of The Institutional Fund than do total return quotations.


Semi-Annual Market Perspective

                               Money market rates have increased slightly since
Joseph A. Zarr                 the start of the year, reflecting market
Co-Portfolio Manager           anticipation for future rate hikes by the Federal
[PHOTO]                        Reserve Board. Slow signs of improvement in the
                               U.S. economy, however, led the Fed to adopt a
                               neutral monetary policy in January and maintain
Richard A. Clemens, CFA        the Fed funds target rate at 1.75% throughout the
Co-Portfolio Manager           six-month period. Rates for longer-term
[PHOTO]                        securities climbed more than short-term
                               securities, and we extended the Fund's average maturity to seek the higher yields available on longer-term securities.

We also increased our allocation to high-quality corporate notes and commercial paper, as the yield spread between corporate and government debt securities widened. The recent allegations of fraud and accounting irregularities from many companies has led us to adopt a more selective focus on creditworthiness in our security selection process.

As we enter the second half of 2002, the Institutional Fund is positioned for a trend of increasing money market rates, but perhaps more slowly than previously expected. Due to the increased uncertainty of future surprises from the accounting world, we are seeking investments in issuers only if we believe they have high quality creditworthiness.

Portfolio Holdings'                      as of June 30, 2002
[LOGO]

1) Variable Rate Notes      30%
2) Corporate Notes          23%
3) Repurchase Agreements    18%
4) U.S. Govt. Agency Notes  16%
5) Commercial Paper         13%

* Portfolio Holdings are subject to change

Past performance does not guarantee future results. All performance figures represent total returns and average annual total returns for the periods ended June 30, 2002. Investment performance assumes reinvestment of all dividend and capital gain distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Expenses were waived and/or reimbursed in order to reduce the operating expenses of The Institutional Fund during the periods shown above. Source for average institutional money market fund data: iMoneyNet, Inc. To obtain a prospectus containing more complete information about The Institutional Fund, including other fees and expenses that apply to a continued investment in the Fund, you may call (800) 494-3539 or write P.O. Box 7177, Dublin OH 43017. Please read the prospectus carefully before investing.

Schedule of Portfolio Investments
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                            Money Market Portfolio

                            Money Market Portfolio

                                                    Principal
                                                     Amount
                                   Coupon/           ($) or
                                    Yield  Maturity  Shares     Value ($)
      -                            ------- -------- ---------- -----------
        Commercial Papers -- 12.6%
      Duff & Phelps Utility &
       Corp. Bond Trust, Inc.***    1.87%  11/13/02  3,998,000   3,969,664
      General Electric Capital
       Corp.                        1.65%  07/16/02 10,000,000   9,993,125
      General Dynamics              2.06%  09/27/02  1,800,000   1,790,936
      Huntington Bank, NA           1.95%  11/29/02    550,000     545,501
      Huntington Bank, NA           1.85%  12/13/02    500,000     495,760
      Toronto Dominion Holdings     1.95%  09/09/02  5,000,000   4,981,041
      University of California      1.95%  09/16/02  1,329,000   1,323,457
      Verizon Net Funding           2.12%  11/15/02 10,000,000   9,925,792
                                                               -----------
      Total Commercial Papers
       (Cost $33,025,276)                                       33,025,276
                                                               -----------
        Corporate Obligations -- 51.5%
      Aquarium Holdings KY***      1.98%*  07/05/02    108,000     108,000
      Austin Printing Co., Inc.*** 2.00%*  07/05/02  2,235,000   2,235,000
      Bank One Corp.                6.40%  03/01/02  3,571,000   3,584,315
      Bank One Corp.                6.40%  08/01/02  2,790,000   2,800,515
      Bank One Corp.                7.25%  08/01/02  1,020,000   1,024,450
      Bank Of America               7.87%  12/01/02  4,300,000   4,401,291
      Bank Of America               7.50%  10/15/02  2,000,000   2,031,696
      Bank Of America               7.20%  09/15/02  3,000,000   3,029,728
      Bath Technologies, Inc.***   2.01%*  07/05/02  1,380,000   1,380,000
      Bear Stearns                  6.45%  08/01/02  1,000,000   1,003,494
      Bear Stearns                  6.45%  08/01/02  1,500,000   1,505,630
      Beaver Creek Enterprise***   2.00%*  07/05/02  1,820,000   1,820,000
      Care Life Project***         2.00%*  07/05/02    300,000     300,000
      Cascade Plaza Project***     2.00%*  07/05/02  8,600,000   8,600,000
      Caterpillar, Inc.             5.96%  01/09/03  1,200,000   1,223,335
      Citigroup, Inc.               5.50%  07/05/02  3,044,000   3,124,368
      Clark Grave Vault Co.***     1.98%*  07/05/02  1,650,000   1,650,000
      Coughlin Family Prop.,
       Inc.***                     1.98%*  07/05/02  2,420,000   2,420,000
      Danis Construction Co.***    1.98%*  07/05/02  3,000,000   3,000,000
      Duke Energy Corp.             6.63%  02/01/03  1,000,000   1,025,744
      Duke Energy Corp.             7.13%  09/03/02    400,000     403,408
      Duke Energy Corp.             7.13%  09/02/02  1,600,000   1,614,011
      Espanola/Nambe***            2.00%*  07/05/02  1,440,000   1,440,000
      Exxon Capital                 1.89%  07/01/02  2,836,000   2,852,367
      Georgia Power                 5.75%  08/15/02  2,350,000   2,399,083
      Goldman Sachs                 7.80%  07/15/02  1,000,000   1,002,220
      Goldman Sachs                 7.80%  07/15/02  2,650,000   2,655,901
      Gordon Flesch Co.
       Project***                  2.00%*  07/05/02  1,000,000   1,000,000
      Hancor, Inc.***              2.00%*  07/05/02    300,000     300,000
      Isaac Tire, Inc.***          1.98%*  07/05/02    900,000     900,000
      J.P. Morgan                   7.25%  09/15/02  2,500,000   2,526,444
      K.L. Morris, Inc.***         1.98%*  07/05/02  2,110,000   2,110,000
      Keiser Street, Inc.***       2.00%*  07/05/02  1,000,000   1,000,000
      Martin Wheel Co., Inc.***     2.14%  07/05/02  2,485,000   2,485,000
      Merrill Lynch & Co., Inc.     7.25%  01/15/02  5,000,000   5,018,024
      MetLife Insurance Co.****    2.70%*  07/05/02 15,000,000  15,000,000
      Miami Valley Steel***        2.00%*  07/05/02    470,000     470,000
      Mubea, Inc.***               2.00%*  07/05/02  1,875,000   1,875,000
      Mubea, Inc.***               2.00%*  07/05/02  7,600,000   7,600,000
      O.K.I. Supply Co.***         1.98%*  07/05/02  1,640,000   1,640,000
      Osco Industries, Inc.***     2.00%*  07/05/02  1,800,000   1,800,000

                                                   Principal
                                                    Amount
                                  Coupon/           ($) or
                                   Yield  Maturity  Shares    Value ($)
       -                          ------- -------- --------- -----------
         Corporate Obligations -- continued
       Presrite Corp.***           2.00%* 07/05/02   680,000     680,000
       Pro Tire, Inc.***           1.98%* 07/05/02 1,080,000   1,080,000
       R.I. Lampus Co.***          2.00%* 07/05/02 1,120,000   1,120,000
       Seariver Maritime, Inc.***  2.12%* 07/01/02 5,400,000   5,400,000
       SGS Tool Company***         2.00%* 07/05/02   960,000     960,000
       Suntrust Banks              7.38%  07/01/02 2,530,000   2,530,000
       Target                      9.75%  07/01/02 2,000,000   2,000,000
       Wachovia Bank               8.00%  11/15/02 1,004,000   1,025,569
       Wachovia Bank               7.88%  07/15/02 5,000,000   5,011,341
       Wachovia Bank               7.88%  07/15/02 2,000,000   2,004,591
       Wal-Mart Stores, Inc.       6.88%  08/01/02   620,000     622,377
       White Castle Project***     2.00%* 07/05/02 7,250,000   7,250,000
       Wisconsin Electric Power    6.63%  12/01/02 2,500,000   2,547,898
                                                             -----------
       Total Corporate Obligations
        (Cost $134,590,800)                                  134,590,800
                                                             -----------
         U.S. Government Agency Obligations -- 17.4%
       Federal Farm Credit Bank    6.75%  08/07/02   400,000     401,843
       Federal Home Loan Bank      2.38%  10/29/02 5,000,000   5,000,264
       Federal Home Loan Bank      2.50%  04/02/03 5,000,000   5,000,000
       Federal Home Loan Bank      3.05%  04/22/03 5,000,000   5,000,000
       Federal Home Loan Bank      2.65%  06/05/02 5,000,000   5,000,000
       Federal Home Loan Bank      2.00%  07/05/02 3,000,000   3,000,000
       Federal Home Loan Bank      2.77%  07/25/03 1,000,000   1,000,461
       Federal Home Loan Bank      6.26%  10/28/02   800,000     809,839
       Federal Home Loan Bank      3.50%  08/20/02 3,420,000   3,420,931
       Federal Home Loan Bank      5.85%  08/07/02   750,000     752,692
       Federal Home Loan Bank      6.75%  08/15/02 7,000,000   7,029,057
       Federal National Mortgage
        Association                6.75%  08/15/02   150,000     150,893
       Federal National Mortgage
        Association                6.83%  11/01/02   250,000     254,028
       Freddie Mac                 2.21%  07/18/02 3,680,000   3,676,160
       Freddie Mac                 2.20%  01/30/03 5,000,000   5,000,000
                                                             -----------
       Total U.S. Government
        Agency Obligations
        (Cost $45,496,168)                                    45,496,168
                                                             -----------
         U.S. Treasury Obligations -- 0.0%
       U.S. Treasury Bill **       1.84%  11/29/02    63,100      62,613
                                                             -----------
       Total U.S. Treasury
        Obligations
        (Cost $62,613)                                            62,613
                                                             -----------

Schedule of Portfolio Investments
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                            Money Market Portfolio



                                                   Principal
                                                    Amount
                                  Coupon/           ($) or
                                   Yield  Maturity  Shares     Value ($)
      -                           ------- -------- ---------- -----------
        Repurchase Agreements -- 18.0%
      Salomon Smith Barney, Inc.,
       2.05%, 07/01/02,
       (Collateralized by
       $47,861,066 various
       Commercial Paper, at
       3.09 -- 3.38%, due
       08/21/02 -- 08/26/02,
       value -- $47,621,761)       2.05%  07/01/02 46,688,000  46,688,000
                                                              -----------
      Total Repurchase
       Agreements
       (Cost $46,688,000)                                      46,688,000
                                                              -----------
      Total Investments -- 99.5%
       (Cost $259,862,857)(a)                                 259,862,857
                                                              -----------
      Other Assets less
       Liabilities -- 0.5%                                      1,833,228
                                                              -----------
      Total Net Assets -- 100.0%                              261,696,085
                                                              -----------
        Trustee Deferred Compensation*****
      Flex-funds Highlands
       Growth Fund                                      1,208      16,115
      Flex-funds Muirfield Fund                         2,632      10,818
      Flex-funds Total Return
       Utilities Fund                                     631       9,042
      Meeder Advisor
       International Equity Fund                        1,027      10,321
                                                              -----------
      Total Trustee Deferred
       Compensation
       (Cost $46,296)                                              46,296
                                                              -----------

(a)   Cost for federal income tax and financial reporting purposes are the same.
* Variable rate security. Interest rate is as of June 30, 2002. Maturity date reflects the next rate change date.
**    Pledged as collateral on Letter of Credit.
*** Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. As of June 30, 2002, securities restricted as to resale to institutional investors represented 21.2% of the Portfolio.
**** Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. As of June 30, 2002, illiquid securities represented 5.8% of the Portfolio.
***** Assets of affiliates to the Money Market Portfolio held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

Statement of Assets & Liabilities
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                                               Institutional
                                                                   Fund
                                                               -------------
    Assets
    Investment in corresponding portfolio, at value             $23,976,789
    Receivable from investment advisor                                5,408
    Other assets                                                      6,933
    ------------------------------------------------------------------------
    Total Assets                                                 23,989,130
    ------------------------------------------------------------------------

    Liabilities
    Dividends payable                                                36,236
    Accrued transfer agent and administrative fees                    3,544
    Accrued distribution plan fees (12b-1)                            4,365
    Other accrued liabilities                                         4,374
    ------------------------------------------------------------------------
    Total Liabilities                                                48,519
    ------------------------------------------------------------------------
    ------------------------------------------------------------------------
    Total Net Assets                                            $23,940,611
    ------------------------------------------------------------------------

    Net Assets
    Capital                                                     $23,940,611
    ------------------------------------------------------------------------
    Total Net Assets                                            $23,940,611
    ------------------------------------------------------------------------

    Capital Stock Outstanding                                    23,940,611
     (indefinite number of shares authorized, $0.10 par value)

    Net Asset Value, Offering and Redemption Price Per Share
                                                                $      1.00

See accompanying notes to financial statements.

Statement of Operations
For the Six Months Ended June 30, 2002 (unaudited)
--------------------------------------------------------------------------------


                                                              Institutional
                                                                  Fund
                                                              -------------
     Net Investment Income from Corresponding Portfolio
     Interest                                                   $382,627
     Expenses net of reductions                                  (36,522)
     ----------------------------------------------------------------------
     Total Net Investment Income from Corresponding Portfolio    346,105
     ----------------------------------------------------------------------

     Fund Expenses
     Administrative                                                8,917
     Transfer agent                                                9,425
     Distribution plan                                             1,783
     Registration and filing                                         449
     Insurance                                                     1,341
     Printing                                                        731
     Legal                                                           750
     Postage                                                         382
     Audit                                                           550
     Other                                                         1,991
     ----------------------------------------------------------------------
     Total Expenses Before Reductions                             26,319
     ----------------------------------------------------------------------

     Expenses reimbursed by investment advisor                    (9,719)
     ----------------------------------------------------------------------
     Net Expenses                                                 16,600
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     Net Investment Income                                       329,505
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     Net Change in Net Assets Resulting from Operations         $329,505
     ----------------------------------------------------------------------

See accompanying notes to financial statements.

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2002 (unaudited) and the Year Ended December 31, 2001
--------------------------------------------------------------------------------


                                                                  Institutional Fund
                                                             ---------------------------
                                                                 2002           2001
                                                             ------------  -------------
Operations
Net investment income                                        $    329,505  $   3,871,881
-----------------------------------------------------------------------------------------
Net change in net assets resulting from operations                329,505      3,871,881
-----------------------------------------------------------------------------------------

Distributions to Shareholders
From net investment income                                       (329,505)    (3,871,881)
-----------------------------------------------------------------------------------------
Net change in net assets resulting from distributions            (329,505)    (3,871,881)
-----------------------------------------------------------------------------------------

Capital Transactions
Issued                                                         15,691,011    229,386,453
Reinvested                                                        247,233      3,358,982
Redeemed                                                      (40,693,540)  (248,020,891)
-----------------------------------------------------------------------------------------
Net change in net assets resulting from capital transactions  (24,755,296)   (15,275,456)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Total Change in Net Assets                                    (24,755,296)   (15,275,456)
-----------------------------------------------------------------------------------------

Net Assets -- Beginning of Period                              48,695,907     63,971,363
-----------------------------------------------------------------------------------------

Net Assets -- End of Period                                  $ 23,940,611  $  48,695,907
-----------------------------------------------------------------------------------------

Share Transactions
Issued                                                         15,691,011    229,386,453
Reinvested                                                        247,233      3,358,982
Redeemed                                                      (40,693,540)  (248,020,891)
-----------------------------------------------------------------------------------------
Net change in shares                                          (24,755,296)   (15,275,456)
-----------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Financial Highlights
For a Share Outstanding Through the Six Months Ended June 30, 2002 (unaudited) and Each Fiscal Year Ended December 31,
--------------------------------------------------------------------------------

                                                                  Institutional Fund
                                               -------------------------------------------------------
                                                 2002     2001     2000     1999      1998      1997
                                               -------  -------  -------  --------  --------  --------
Net Asset Value, Beginning of Period           $  1.00  $  1.00  $  1.00  $   1.00  $   1.00  $   1.00
-------------------------------------------------------------------------------------------------------

Income from Investment Operations
Net investment income                            0.009    0.042    0.062     0.050     0.054     0.054
-------------------------------------------------------------------------------------------------------
Total from Investment Operations                 0.009    0.042    0.062     0.050     0.054     0.054
-------------------------------------------------------------------------------------------------------

Less Distributions
From net investment income                      (0.009)  (0.042)  (0.062)   (0.050)   (0.054)   (0.054)
-------------------------------------------------------------------------------------------------------
Total Distributions                             (0.009)  (0.042)  (0.062)   (0.050)   (0.054)   (0.054)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $  1.00  $  1.00  $  1.00  $   1.00  $   1.00  $   1.00
-------------------------------------------------------------------------------------------------------
Total Return (assumes reinvestment of
  distributions)(1)                              0.91%    4.26%    6.37%     5.13%     5.49%     5.53%

Ratios/Supplemental Data
Net assets, end of period ($000)               $23,941  $48,696  $63,971  $868,169  $641,831  $415,994
Ratio of net expenses to average net assets(2)   0.30%    0.29%    0.24%     0.25%     0.24%     0.25%
Ratio of net investment income to average net
  assets(2)                                      1.85%    4.23%    6.02%     5.01%     5.34%     5.41%
Ratio of expenses to average net assets before
  reductions(2)(3)                               0.50%    0.49%    0.46%     0.45%     0.45%     0.47%

(1) Not annualized for periods of less than one full year.
(2) Annualized for periods of less than one full year.
(3) Ratio includes reductions in corresponding portfolio.

See accompanying notes to financial statements.

Notes to Financial Statements
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------


1.  Organization and Significant Accounting Policies

The Meeder Advisor Funds Trust (formerly the Flex-Partners Trust) (the "Trust") was organized in 1992 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. At June 30, 2002, the Trust consisted of seven series. The accompanying financial statements relate only to the Institutional Fund (the "Fund"). The Fund invests all of its investable assets in a corresponding open-end management investment company (the "Portfolio") having the same investment objective as the Fund. The Fund, the Portfolio into which the Fund invests and the percentage of the Portfolio owned by the Fund is as follows:

                                                      Percentage of
                                                     Portfolio Owned
                                                      by Fund as of
           Fund               Portfolio              June 30, 2002*
           ----               ---------              ---------------
           Institutional Fund Money Market Portfolio        9%

*There is a partner of the Portfolio that owns a de minimis position.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of investments. The Fund records its investment in the corresponding Portfolio at value. Valuation of securities held by the Portfolio is discussed in the Portfolio's notes to financial statements included elsewhere in this report.

Federal income taxes. It is the Fund's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. The Fund declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. The Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations that may differ from GAAP. These differences are primarily due to deferrals of certain losses, expiring capital loss carryforwards, and differing treatments of unrealized gains and losses of futures contracts held by the Fund's corresponding Portfolio. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences relating to shareholder distributions have been reclassified within the components of net assets.

Investment income & expenses. The Fund records daily its proportionate share of the corresponding Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund based on the Fund's relative net assets or other appropriate basis.

2.  Agreements and Other Transactions With Affiliates

Meeder Asset Management, Inc. (formerly R. Meeder & Associates) ("MAM"), a wholly-owned subsidiary of Meeder Financial, Inc. (formerly Muirfield Investors, Inc.) ("Meeder"), provides the Portfolio with investment management, research, statistical and advisory services.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of $20 per active shareholder account or 0.08% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 from the Fund. The Fund is currently subject to an expense cap, thus the basis point fee has been reduced by 0.02%.

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets.

MAM has agreed to reduce its fees and/or reimburse expenses, including expenses allocated from its respective Portfolio (excluding interest, taxes, brokerage fees, and extraordinary expenses), to limit the Fund's total annual operating expenses to 0.30% of average daily net assets. Such reimbursement is limited to the total of fees charged to the Fund by MAM and MFSCo. For the six months ended June 30, 2002, MAM reimbursed $9,719 to the Fund.

Pursuant to Rule 12b-1 of the 1940 Act, a mutual fund can adopt a written plan to pay certain expenses out of fund assets relating to the sale and distribution of its shares. The Fund has adopted a distribution plan that limits the Fund, on an annual basis, to pay 0.03% of average daily net assets for such expenses.

Statement of Assets & Liabilities
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------


                                                               Money
                                                              Market
                                                             Portfolio
                                                            ------------
        Assets
        Investments, at value*                              $213,174,857
        Repurchase agreements, at value*                      46,688,000
        Trustee deferred compensation investments, at value       46,296
        Cash                                                     411,815
        Receivable from corresponding Fund                       407,330
        Interest and dividend receivable                       2,091,604
        Prepaid expenses/other assets                              1,231
        ----------------------------------------------------------------
        Total Assets                                         262,821,133
        ----------------------------------------------------------------

        Liabilities
        Payable for securities purchased                       1,031,693
        Payable for Trustee Deferred Compensation Plan            46,296
        Payable to investment advisor                             29,209
        Accrued fund accounting fees                               5,487
        Other accrued liabilities                                 12,363
        ----------------------------------------------------------------
        Total Liabilities                                      1,125,048
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        Total Net Assets                                    $261,696,085
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        * Investments, at cost                              $259,862,857
        ----------------------------------------------------------------

See accompanying notes to financial statements.

Statement of Operations
For the Six Months Ended June 30, 2002 (unaudited)
--------------------------------------------------------------------------------


                                                               Money
                                                              Market
                                                             Portfolio
                                                            ----------
         Investment Income
         Interest                                           $2,776,417
         --------------------------------------------------------------
         Total Investment Income                             2,776,417
         --------------------------------------------------------------

         Expenses
         Investment advisor                                    398,739
         Fund accounting                                        31,322
         Trustee                                                 4,476
         Audit                                                   6,687
         Custodian                                              19,786
         Legal                                                     875
         Insurance                                               5,195
         Other                                                   3,721
         --------------------------------------------------------------
         Total Expenses Before Reductions                      470,801
         --------------------------------------------------------------

         Investment advisor fees waived                       (204,128)
         --------------------------------------------------------------
         Total Net Expenses                                    266,673
         --------------------------------------------------------------
         --------------------------------------------------------------
         Net Investment Income                               2,509,744
         --------------------------------------------------------------
         --------------------------------------------------------------
         Net Change in Net Assets Resulting from Operations $2,509,744
         --------------------------------------------------------------

See accompanying notes to financial statements.

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2002 (unaudited) and the Year Ended December 31, 2001
--------------------------------------------------------------------------------

                                                                      Money Market Portfolio
                                                                   ----------------------------
                                                                        2002           2001
                                                                   -------------  -------------
Operations
Net investment income                                              $   2,509,744  $  14,099,302
------------------------------------------------------------------------------------------------
Net change in net assets resulting from operations                     2,509,744     14,099,302
------------------------------------------------------------------------------------------------

Transactions of Investors' Beneficial Interests
Contributions                                                        174,922,364    638,416,530
Withdrawals                                                         (186,065,975)  (679,391,675)
------------------------------------------------------------------------------------------------
Net change in net assets resulting from transactions of investors'
beneficial interests                                                 (11,143,611)   (40,975,145)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Total Change in Net Assets                                            (8,633,867)   (26,875,843)
------------------------------------------------------------------------------------------------

Net Assets -- Beginning of Period                                    270,329,952    297,205,795
------------------------------------------------------------------------------------------------

Net Assets -- End of Period                                        $ 261,696,085  $ 270,329,952
------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Financial Highlights
For a Share Outstanding Through the Six Months Ended June 30, 2002 (unaudited) and Each Fiscal Year Ended December 31,
--------------------------------------------------------------------------------

                                          Money Market Portfolio
                          -------------------------------------------------------
                            2002     2001     2000      1999      1998     1997
                          -------- -------- -------- ---------- -------- --------

Total Return(1)
                             0.96%
                                      4.54%
                                               6.61%
                                                          5.37%
                                                                   5.71%
                                                                            5.78%
Net assets, end of
  period ($000)           $261,696 $270,330 $297,206 $1,104,197 $798,269 $587,019
Ratio of net expenses to
  average net assets(2)      0.21%    0.21%    0.19%      0.18%    0.18%    0.18%
Ratio of net investment
  income to average net
  assets(2)                  1.94%    4.26%    6.05%      5.07%    5.39%    5.47%
Ratio of expenses to
  average net assets
  before reductions(2)       0.36%    0.35%    0.30%      0.30%    0.30%    0.31%

(1) Not annualized for periods of less than one full year.
(2) Annualized for periods of less than one full year.

See accompanying notes to financial statements.

Notes to Financial Statements
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------


1.  Organization and Significant Accounting Policies

The Institutional Fund (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (a "Portfolio") having the same investment objective as the Fund. The Portfolio is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-ended management investment company, which was organized as a trust under the laws of the State of New York. For federal income tax purposes the Portfolio qualifies as a partnership, and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio pays no income dividend or capital gain distribution. The investment objective of the Money Market Portfolio is to seek to provide current income while maintaining a stable share price of $1.00 by investing primarily in high-quality, short-term money market instruments, such as securities backed by the full faith and credit of the U.S. government, securities issued by U.S. government agencies, or obligations issued by corporations and financial institutions.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation. The Portfolio obtains prices from independent pricing services that use valuation techniques approved by the Board of Trustees ("Trustees"). Money market securities held in the Portfolio are valued at amortized cost, which approximates market value.

Repurchase agreements. The Portfolio may engage in repurchase agreement transactions whereby the Portfolio takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Portfolio and an obligation of the Portfolio to resell the instrument at an agreed upon price and term. At all times, the Portfolio maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

Federal income taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

Other. The Portfolio records security transactions on the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Interest income (including amortization of premium and accretion of discount) is recognized as earned.

Under a Deferred Compensation Plan (the "Plan"), non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in the shares of The Flex-funds and the Meeder Advisor Funds. Deferred amounts remain in the Portfolio until distributed in accordance with the Plan.

The Portfolio has pledged as collateral a U.S. Government Security, cash or other high-grade debt security solely for the benefit of ICI Mutual Insurance Co. for the Portfolio's fidelity bond coverage.

2.  Investment Transactions

As of June 30, 2002, the aggregate cost basis of investments for federal income tax purposes was $259,862,857.

3.  Investment Advisory Fees and Other Transactions With Affiliates

Meeder Asset Management, Inc. (formerly R. Meeder & Associates) ("MAM"), a wholly-owned subsidiary of Meeder Financial, Inc. (formerly Muirfield Investors, Inc.) ("Meeder"), provides the Portfolio with investment management, research, statistical and advisory services. For such services the Portfolio pays a fee at the following annual rates:

0.40% of average daily net assets up to $100 million and 0.25% of average daily net assets exceeding $100 million. During the six months ended June 30, 2002, MAM agreed to reduce $204,128 of investment advisory fees in the Portfolio.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of Meeder, serves as accounting services agent for the Portfolio. In compensation for such services, the Portfolio pays MFSCo an annual fee equal to the greater of:

    a. 0.15% of the first $10 million of average daily net assets, 0.10% of the next $20 million of average daily net assets, 0.02% of the next $50 million of average daily net assets, and 0.01% in excess of $80 million of average daily net assets,

    or

    b. $30,000.

Trustess and Officers
--------------------------------------------------------------------------------


Certain trustees and officers of the Portfolio are also officers or directors of Meeder, MAM and MFSCo. The Trustees oversee the management of the Trust and the Portfolio and elect their officers. The officers are responsible for the Portfolios day-to-day operations. The Trustees' and officers' names, addresses, years of birth, positions held with the Trust, and length of service as a Meeder Advisor Funds Trustee are listed below. Also included is each Board member's principal occupation during, at least, the past five years. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for all other mutual funds advised by MAM, including Meeder Advisor Funds, The Flex-funds, and the corresponding portfolios of Meeder Advisor Funds and The Flex-funds (collectively, the "Fund Complex"). Those Trustees who are "interested persons", as defined in the 1940 Act, by virtue of their affiliation with the Fund Complex are indicated by an asterisk (*).

                                    Position and Length
Name, Address(1), and Year of Birth    of Service(2)    Principal Occupation During Past Five Years
----------------------------------- ------------------- -------------------------------------------
      Robert S. Meeder, Sr.*          Trustee and       Chairman of Meeder Asset Management, Inc., an
      Year of Birth: 1929             President         investment advisor; Chairman and Director of Mutual
                                                        Funds Service Co., the Fund Complex's transfer agent;
                                                        Director of Adviser Dealer Services, Inc., the Fund
                                                        Complex's Distributor.

      Milton S. Bartholomew           Trustee           Retired; formerly a practicing attorney in Columbus,
      Year of Birth: 1929                               Ohio; member of the Fund Complex's Audit Committee.

      Roger D. Blackwell              Trustee           Professor of Marketing and Consumer Behavior, The
      Year of Birth: 1940                               Ohio State University; President of Blackwell Associates,
                                                        Inc., a strategic consulting firm.

      Robert S. Meeder, Jr.*          Trustee and
      Year of Birth: 1961             Vice President    President of Meeder Asset Management, Inc.

      Walter L. Ogle                  Trustee           Retired; formerly Executive Vice President of Aon
      Year of Birth: 1937                               Consulting, an employee benefits consulting group;
                                                        member of the Fund Complex's Audit Committee.

      Charles A. Donabedian           Trustee           President, Winston Financial, Inc., which provides a
      Year of Birth: 1943                               variety of marketing consulting services to investment
                                                        management companies; CEO, Winston Advisors, Inc.,
                                                        an investment advisor; member of the Fund Complex's
                                                        Audit Committee.

      James W. Didion                 Trustee           Retired; formerly Executive Vice President of Core
      Year of Birth: 1930                               Source, Inc., an employee benefit and Workers'
                                                        Compensation administration and consulting firm (1991-
                                                        1997).

      Jack W. Nicklaus                Trustee           Designer, Nicklaus Design, a golf course design firm and
      Year of Birth: 1961                               division of The Nicklaus Companies.

(1) The address of each Trustee is 6000 Memorial Drive, Dublin, OH 43017.
(2) Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.
* Robert S. Meeder, Sr. is deemed an "interested person" of the Trust by virtue of his position as Chairman of Meeder Asset Management, Inc., the Advisor of the Portfolio. Robert S. Meeder, Jr. is deemed an "interested person" of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the Advisor of the Portfolio.

Manager and Investment Advisor:
Meeder Asset Management
6000 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017

Board of Trustees
Milton S. Bartholomew
Dr. Roger D. Blackwell
James Didion
Charles Donabedian
Robert S. Meeder, Sr.
Robert S. Meeder, Jr.
Jack Nicklaus II
Walter L. Ogle

Custodian
U.S. Bank, N.A.
Cincinnati, Ohio 45201

Transfer Agent Dividend Disbursing Agent
Mutual Funds Service Co.
6000 Memorial Drive
Dublin, Ohio 43017

Auditors
KPMG LLP
Columbus, Ohio 43215

Meeder
    Advisor Funds

    6000 Memorial Drive, Dublin Ohio, 43017

    Call Toll Free 800-494-3539

    Local 614-766-7074 Fax 614-766-6669

    Distributed by Adviser Dealer Services, Inc.